Consolidated Statements Of Income And Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
REVENUES:
Service revenues	$ 2,766,426	$ 2,648,349	$ 2,653,936
Royalty, product and other revenues	393,505	387,965	384,217
Total revenues	3,159,931	3,036,314	3,038,153
OPERATING EXPENSES:
Cost of revenues	1,739,729	1,644,377	1,685,552
Selling, general and administrative	668,152	675,953	719,409
Total operating expenses	2,407,881	2,320,330	2,404,961
Other income (expense), net	6,054	6,254	5,249
Interest expense on borrowings	(89,372)	(92,951)	(68,962)
Income from continuing operations before income taxes	668,732	629,287	569,479
Income taxes	41,823	208,370	185,926
Net income (loss) from continuing operations	626,909	420,917	383,553
Net Income (Loss) Available to Common Stockholders, Basic	625,417	419,912	382,835
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent	626,909	420,917	383,553
Net loss from discontinued operations, net of tax benefits of $7,016, $6,986 and $5,414	(13,760)	(11,972)	(9,286)
Net income	$ 613,149	$ 408,945	$ 374,267
BASIC EARNINGS (LOSS) PER SHARE:
Continuing operations (in usd per share)	$ 2.99	$ 1.97	$ 1.54
Discontinued operations (in usd per share)	(0.06)	(0.05)	(0.04)
Consolidated (in usd per share)	2.93	1.92	1.50
DILUTED EARNINGS (LOSS) PER SHARE:
Continuing operations (in usd per share)	2.98	1.96	1.53
Discontinued operations (in usd per share)	(0.07)	(0.05)	(0.04)
Consolidated (in usd per share)	$ 2.91	$ 1.91	$ 1.49
COMPREHENSIVE INCOME:
Net income	$ 613,149	$ 408,945	$ 374,267
Unrealized gains (losses) on securities, net of taxes:
Unrealized holding gains (losses) arising during the year, net of taxes of $ - , ($9) and ($2,270)	1	(16)	(3,530)
Reclassification adjustment for losses (gains) included in income, net of taxes of $ - , $ - and ($3,214)	0	0	(4,982)
Unrealized translation gain	995	(4,050)	(4,461)
Other comprehensive loss	996	(4,066)	(12,973)
Comprehensive income	$ 614,145	$ 404,879	$ 361,294